Marketable Securities (Summary Of Investments With Continuous Unrealized Losses And Related Fair Values) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value		$ 58,453
Investments with continuous unrealized losses for less than 12 months, unrealized losses		(2,151)
Investments with continuous unrealized losses for 12 months or greater, Fair value		8,452
Investments with continuous unrealized losses for 12 months or greater, unrealized losses		(126)
Total investments with continuous unrealized losses, Fair value		66,905
Total investments with continuous unrealized losses, unrealized losses		(2,277)
Interest receivable	1,490	1,274
Foreign Banks And Government Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value		49,510
Investments with continuous unrealized losses for less than 12 months, unrealized losses		(1,999)
Investments with continuous unrealized losses for 12 months or greater, Fair value		6,858
Investments with continuous unrealized losses for 12 months or greater, unrealized losses		(116)
Total investments with continuous unrealized losses, Fair value		56,368
Total investments with continuous unrealized losses, unrealized losses		(2,115)
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value		8,943
Investments with continuous unrealized losses for less than 12 months, unrealized losses		(152)
Investments with continuous unrealized losses for 12 months or greater, Fair value		1,594
Investments with continuous unrealized losses for 12 months or greater, unrealized losses		(10)
Total investments with continuous unrealized losses, Fair value		10,537
Total investments with continuous unrealized losses, unrealized losses		$ (162)